Investments (Details 1) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Residential Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	$ 1,386	$ 1,674	$ 3,217
Debt securities, available for sale, at fair value	1,440	1,734	3,235
Commercial mortgage-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	1,972	1,977
Debt securities, available for sale, at fair value	1,956	1,980
Non-mortgage asset-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	998	998	2,001
Debt securities, available for sale, at fair value	998	990	2,001
Total bonds and notes [Member]
Debt Securities, Available-for-sale, Amortized Cost	29,016	30,309	34,412
Debt securities, available for sale, at fair value	30,111	33,449	$ 35,745
Due in one year or less [Member]
Debt Securities, Available-for-sale, Amortized Cost	1,996	2,004
Debt securities, available for sale, at fair value	2,063	2,022
Due After One Year Through five Years [Member]
Debt Securities, Available-for-sale, Amortized Cost	6,972	7,964
Debt securities, available for sale, at fair value	7,562	8,709
Due after five years through ten years [Member]
Debt Securities, Available-for-sale, Amortized Cost	6,959	6,958
Debt securities, available for sale, at fair value	6,898	7,364
Due After Ten Years [Member]
Debt Securities, Available-for-sale, Amortized Cost	8,733	8,734
Debt securities, available for sale, at fair value	$ 9,194	$ 10,650